3. FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations	$ 2,325,220	$ 2,271,999	$ 2,331,865	$ 86,277
Derivative liabilities (oil collar)	56,548	159,369
Total liabilities (at fair value)	2,381,768	2,431,368
Level 2
Derivative liabilities (oil collar)	56,548	159,369
Total liabilities (at fair value)	56,548	159,369
Level 3
Asset retirement obligations	2,325,220	2,271,999	2,331,865
Total liabilities (at fair value)	$ 2,325,220	$ 2,271,999